Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	22,856,000
Proposed Maximum Offering Price per Unit	6.28
Maximum Aggregate Offering Price	$ 143,535,680
Amount of Registration Fee	$ 19,822
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the number of shares of the registrant’s common stock being registered hereunder includes such indeterminate number of additional shares of common stock as may become issuable as a result of any stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant’s common stock reported on the Nasdaq Capital Market on August 11, 2026.